Repossessed Assets Acquired In Settlement Of Loans	9 Months Ended
Dec. 31, 2012
Other Real Estate, Foreclosed Assets, and Repossessed Assets [Abstract]
Repossessed Assets Acquired in Settlement of Loans
Repossessed Assets Acquired In Settlement Of Loans

The Bank owned $6.8 million and $14.2 million in repossessed assets acquired in settlement of loans at December 31, 2012 and March 31, 2012, respectively. Transactions in repossessed assets for the nine months ended December 31, 2012, and the years ended March 31, 2012 and 2011 are summarized below:

	December 31,	March 31,
	2012	2012	2011
Balance, Beginning Of Period	$14,160,099	$14,433,853	$10,773,050
Additions	2,456,478	4,276,679	15,581,977
Capital Improvements	—	36,877	549,458
Sales	(6,929,152)	(3,978,390)	(11,061,070)
Write Downs	(2,933,000)	(608,920)	(1,409,562)
Balance, End Of Period	$6,754,425	$14,160,099	$14,433,853